S000090468 [Member] Performance Management - iShares GA Dynamic Equity Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Fund. It is anticipated that on or about the close of trading on the New York Stock Exchange on September 12, 2025, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Fund, which are the same as or substantially similar to those of the Fund. The Predecessor Fund is managed by a different investment adviser that is under common control with BFA and has the same portfolio management team as that of the Fund. The returns presented for the Fund reflect the performance of Class K Shares of the Predecessor Fund.
The table compares the Predecessor Fund’s performance to that of the MSCI World Index (Net). To the extent that dividends and distributions have been paid by the Predecessor Fund, the performance information for the Predecessor Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BlackRock Advisors, LLC and its affiliates had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Fund, which are the same as or substantially similar to those of the Fund.
Bar Chart [Heading]	Calendar Year by Year Returns
Bar Chart Closing [Text Block]
The best calendar quarter return during the period shown above was 22.77% in the 2nd quarter of 2020; the worst was ‑22.22% in the 1st quarter of 2020. The year-to-date return as of June 30, 2025 was 9.73%.
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1‑800‑474‑2737 (toll free).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1‑800‑474‑2737 (toll free)
iShares GA Dynamic Equity Active ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.73%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best
Highest Quarterly Return	22.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(22.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020